Consolidated Balance Sheets ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents	₪ 18,106	$ 5,239	₪ 17,809
Other receivables	469	136	816
Current assets	18,575	5,375	18,625
LONG-TERM ASSETS:
Restricted cash	328	95	337
Right of use - Assets under operating lease	1,035	299
Other Long-term receivables	94	27	132
Property, plant and equipment, net	1,288	373	1,544
Non-current assets	2,745	794	2,013
Total Assets	21,320	6,169	20,638
CURRENT LIABILITIES:
Trade payables	158	46	887
Leases liabilities	396	115
Other payables	3,080	891	4,012
Current liabilities	3,634	1,052	4,899
NON CURRENT LIABILITIES:
Warrants to ADS	2,172	628	1,816
Leases liabilities	677	196
Non-current liabilities	2,849	824	1,816
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value: Authorized: 500,000,000 shares at December 31, 2018, and 2019, Issued and outstanding: 130,414,799*) and 224,087,799*) shares as of December 31, 2018 and 2019, respectively.
Additional Paid In Capital	108,598	31,423	95,085
Share-based payments	16,528	4,782	12,319
Treasury shares	(9,425)	(2,727)	(9,425)
Accumulated deficit	(100,864)	(29,185)	(84,056)
Equity	14,837	4,293	13,923
Total Liabilities and shareholders' equity	₪ 21,320	$ 6,169	₪ 20,638